UNAUDITED INTERIM CONDENSED AND CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Millions		3 Months Ended		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Operating Activities
Net (loss) income		$ 184	$ 773	$ 998	$ 916
Adjusted for the following items:
Earnings from investments in associates and joint ventures, net of distributions received		(11)	109	2	161
Depreciation and amortization expense		882	632	1,818	1,277
Mark-to-market, provisions and other		69	(309)	(284)	(108)
Deferred income tax (recovery) expense		(51)	38	(201)	(5)
Changes in non-cash working capital, net		(16)	(273)	(435)	(754)
Cash from operating activities		1,057	970	1,898	1,487
Investing Activities
Acquisition of subsidiaries, net of cash acquired		0	(78)	(708)	(4,777)
Disposal of subsidiaries, net of cash disposed		27	602	77	602
Investments in associates and joint ventures		(350)	0	(350)	(702)
Disposal of investments in associates and joint ventures		0	672	0	672
Purchase of long-lived assets		(991)	(572)	(2,562)	(1,070)
Disposal of long-lived assets		129	65	217	74
Purchase of financial assets		(209)	(111)	(387)	(343)
Sale of financial assets		303	166	504	519
Net settlement of foreign exchange hedging items		(14)	1	(9)	0
Other investing activities(1)	[1]	(82)	15	(128)	(668)
Cash (used by) from investing activities		(1,187)	760	(3,346)	(5,693)
Financing Activities
Distributions to general partner		(74)	(67)	(148)	(134)
Distributions to other unitholders		(337)	(310)	(674)	(619)
Subsidiary distributions to non-controlling interest		(405)	(417)	(669)	(653)
Capital provided (to) by non-controlling interest		(732)	(344)	(2,105)	2,897
Proceeds from corporate borrowings		153	0	153	0
Repayment of corporate borrowings		0	0	(531)	0
Net (repayment) proceeds from commercial paper program		5	225	(3)	477
Proceeds from corporate credit facility		1,043	1,268	2,134	3,057
Repayment of corporate credit facility		(1,025)	(1,433)	(1,491)	(2,576)
Proceeds from non-recourse borrowings		6,037	2,093	11,830	6,581
Repayment of non-recourse borrowings		(4,608)	(2,081)	(6,872)	(4,035)
Partnership units issued		3	2	6	8
Lease liability repaid		(98)	(59)	(228)	(122)
Other financing activities		(38)	(792)	(421)	(659)
Cash (used by) from financing activities		(76)	(1,915)	981	4,222
Cash and cash equivalents
Change during the period		(206)	(185)	(467)	16
Cash reclassified as assets held for sale		0	0	0	(6)
Impact of foreign exchange on cash and other		(48)	50	(64)	91
Balance, beginning of year		1,580	1,515	1,857	1,279
Balance, end of year		$ 1,326	$ 1,380	$ 1,326	$ 1,380

[1]	Other investing activities include the removal of cash on hand at our Peruvian toll road operation of $104 million following the deconsolidation of our Peruvian toll road operations. Please refer to Note 19 Related Party Transactions for further details.